UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                --------------

Check here if Amendment [ ]: Amendment Number:
                                                ------------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:         BLUECREST CAPITAL MANAGEMENT LLP
Address:      BlueCrest House, Glategny Esplanade,
              St Peter Port
              Guernsey, GY1 1WR

Form 13F File Number: 028-11935
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Margot Marshall
Title:          Head of Compliance
Phone:          + 44 20 3180 3040

Signature, Place and Date of Signing:


    /s/ Margot Marshall                    London, UK           May 15, 2012
-------------------------------      ---------------------    -----------------
           [Signature]                    [City, State]            [Date]



Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 0
                                                          -------------------

Form 13F Information Table Entry Total:                           93
                                                          -------------------

Form 13F Information Table Value Total:                        $933,537
                                                          -------------------
                                                            (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                               BLUECREST CAPITAL MANAGEMENT LLP
                                                  FORM 13F INFORMATION TABLE
                                                 Quarter Ended March 31, 2012

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                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
A123 SYS INC                 NOTE 3.750% 4/1  03739TAA6      337   1,000,000 PRN      OTHER                                  NONE
AES CORP                     COM              00130H105      660      50,474 SH       OTHER                          50,474
ALCOA INC                    COM              013817101    4,872     486,200 SH       OTHER                         486,200
ALCOA INC                    COM              013817101   10,020   1,000,000 SH  PUT  OTHER                       1,000,000
ALTERA CORP                  COM              021441100      940      23,600 SH       OTHER                          23,600
ANGLOGOLD ASHANTI LTD        SPONSORED ADR    035128206      255       6,900 SH       OTHER                           6,900
APPLE INC                    COM              037833100    1,199       2,000 SH       OTHER                           2,000
APPLE INC                    COM              037833100  136,098     227,000 SH  CALL OTHER                         227,000
ASSURED GUARANTY LTD         COM              G0585R106    6,426     389,000 SH       OTHER                         389,000
BAKER HUGHES INC             COM              057224107    4,622     110,200 SH       OTHER                         110,200
BARCLAYS BK PLC              IPATH S&P MT ETN 06740C519    4,746     102,658 SH       OTHER                         102,658
BARCLAYS BK PLC              IPTH S&P VIX NEW 06740C261    8,390     500,000 SH  PUT  OTHER                         500,000
BEAZER HOMES USA INC         COM              07556Q105    1,527     469,766 SH       OTHER                         469,766
BEST BUY INC                 COM              086516101      969      40,900 SH       OTHER                          40,900
BRISTOL MYERS SQUIBB CO      COM              110122108      645      19,100 SH       OTHER                          19,100
CISCO SYS INC                COM              17275R102   31,725   1,500,000 SH  CALL OTHER                       1,500,000
CME GROUP INC                COM              12572Q105    1,736       6,000 SH       OTHER                           6,000
CORNING INC                  COM              219350105    5,632     400,000 SH  CALL OTHER                         400,000
CUMMINS INC                  COM              231021106      432       3,600 SH       OTHER                           3,600
D R HORTON INC               COM              23331A109    1,789     117,900 SH       OTHER                         117,900
EBAY INC                     COM              278642103    4,629     125,440 SH       OTHER                         125,440
EBAY INC                     COM              278642103    9,225     250,000 SH  PUT  OTHER                         250,000
ENERNOC INC                  COM              292764107      190      26,447 SH       OTHER                          26,447
FOSTER WHEELER AG            COM              H27178104      271      11,900 SH       OTHER                          11,900
GENERAL CABLE CORP DEL NEW   COM              369300108      375      12,900 SH       OTHER                          12,900
GENERAL MTRS CO              JR PFD CNV SRB   37045V209    1,758      42,019 PRN      OTHER                                  NONE
GENWORTH FINL INC            COM CL A         37247D106    2,809     337,644 SH       OTHER                         337,644
GOODYEAR TIRE & RUBR CO      PFD CONV         382550309    1,460      35,234 PRN      OTHER                                  NONE
HALLIBURTON CO               COM              406216101    2,303      69,400 SH       OTHER                          69,400
HEALTH CARE REIT INC         NOTE 4.750% 7/1  42217KAQ9   17,417  15,585,000 PRN      OTHER                                  NONE
HESS CORP                    COM              42809H107    4,445      75,400 SH       OTHER                          75,400
HONEYWELL INTL INC           COM              438516106      433       7,100 SH       OTHER                           7,100
HOST HOTELS & RESORTS INC    COM              44107P104      485      29,512 SH       OTHER                          29,512
HOVNANIAN ENTERPRISES INC    CL A             442487203      245     100,000 SH       OTHER                         100,000
INTL PAPER CO                COM              460146103      200       5,700 SH       OTHER                           5,700
ISHARES INC                  MSCI HONG KONG   464286871      698      40,000 SH  PUT  OTHER                          40,000
ISHARES INC                  MSCI BRAZIL      464286400    1,293      20,000 SH       OTHER                          20,000
ISHARES INC                  MSCI BRAZIL      464286400    1,940      30,000 SH  PUT  OTHER                          30,000
ISHARES TR                   MSCI EMERG MKT   464287234    2,577      60,000 SH  PUT  OTHER                          60,000
ISHARES TR                   HIGH YLD CORP    464288513    4,274      47,115 SH       OTHER                          47,115
ISHARES TR                   DJ US REAL EST   464287739   15,039     241,398 SH       OTHER                         241,398
ISHARES TR                   S&P GLB100INDX   464287572   32,540     511,720 SH       OTHER                         511,720
ISHARES TR                   DJ US REAL EST   464287739   65,415   1,050,000 SH  PUT  OTHER                       1,050,000
LILLY ELI & CO               COM              532457108      310       7,700 SH       OTHER                           7,700
LINEAR TECHNOLOGY CORP       COM              535678106      290       8,600 SH       OTHER                           8,600
LOUISIANA PAC CORP           COM              546347105    4,628     495,000 SH       OTHER                         495,000
MARATHON OIL CORP            COM              565849106    1,753      55,300 SH       OTHER                          55,300
MARKET VECTORS ETF TR        JR GOLD MINERS E 57060U589    3,705     150,915 SH       OTHER                         150,915
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100    6,193     125,000 SH       OTHER                         125,000
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100   74,310   1,500,000 SH  CALL OTHER                       1,500,000
METLIFE INC                  COM              59156R108      437      11,700 SH       OTHER                          11,700
MICROSOFT CORP               COM              594918104    4,360     135,200 SH       OTHER                         135,200
MICROSOFT CORP               COM              594918104   32,255   1,000,000 SH  CALL OTHER                       1,000,000
MICROSOFT CORP               COM              594918104   58,059   1,800,000 SH  PUT  OTHER                       1,800,000
MOSAIC CO NEW                COM              61945C103   22,116     400,000 SH  CALL OTHER                         400,000
NATIONAL OILWELL VARCO INC   COM              637071101    1,581      19,900 SH       OTHER                          19,900
NORFOLK SOUTHERN CORP        COM              655844108    4,476      68,000 SH       OTHER                          68,000
NVIDIA CORP                  COM              67066G104    2,309     150,000 SH       OTHER                         150,000
OLD REP INTL CORP            NOTE 3.750% 3/1  680223AH7    2,471   2,500,000 PRN      OTHER                                  NONE
PENNEY J C INC               COM              708160106    5,052     142,600 SH       OTHER                         142,600
POWERSHS DB MULTI SECT COMM  DB AGRICULT FD   73936B408    8,992     320,000 SH  PUT  OTHER                         320,000
PUBLIC SVC ENTERPRISE GROUP  COM              744573106      248       8,100 SH       OTHER                           8,100
RALPH LAUREN CORP            CL A             751212101      244       1,400 SH       OTHER                           1,400
RESEARCH IN MOTION LTD       COM              760975102    2,065     140,500 SH  PUT  OTHER                         140,500
ROCKWELL AUTOMATION INC      COM              773903109    1,498      18,800 SH       OTHER                          18,800
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506    8,330     116,100 SH       OTHER                         116,100
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605   15,795   1,000,000 SH  CALL OTHER                       1,000,000
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506   21,525     300,000 SH  CALL OTHER                         300,000
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605   21,923   1,388,000 SH       OTHER                       1,388,000
SELECT SECTOR SPDR TR        SBI CONS DISCR   81369Y407   22,545     500,000 SH  PUT  OTHER                         500,000
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605   78,975   5,000,000 SH  PUT  OTHER                       5,000,000
SOLAZYME INC                 COM              83415T101    4,103     280,481 SH       OTHER                         280,481
SONY CORP                    ADR NEW          835699307      206       9,903 SH       OTHER                           9,903
SPDR GOLD TRUST              GOLD SHS         78463V107    8,847      54,571 SH       OTHER                          54,571
SPDR GOLD TRUST              GOLD SHS         78463V107   32,424     200,000 SH  CALL OTHER                         200,000
SPDR GOLD TRUST              GOLD SHS         78463V107   32,424     200,000 SH  PUT  OTHER                         200,000
SPDR SERIES TRUST            S&P HOMEBUILD    78464A888    4,676     219,000 SH       OTHER                         219,000
SPDR SERIES TRUST            S&P HOMEBUILD    78464A888   10,675     500,000 SH  PUT  OTHER                         500,000
STRYKER CORP                 COM              863667101      813      14,645 SH       OTHER                          14,645
SUNOCO INC                   COM              86764P109      256       6,700 SH       OTHER                           6,700
TEXAS INSTRS INC             COM              882508104      820      24,400 SH       OTHER                          24,400
TIDEWATER INC                COM              886423102      363       6,716 SH       OTHER                           6,716
TIFFANY & CO NEW             COM              886547108    2,807      40,600 SH       OTHER                          40,600
TIME WARNER INC              COM NEW          887317303    1,080      28,600 SH       OTHER                          28,600
UNISYS CORP                  PFD SER A 6.25%  909214405      308       5,000 PRN      OTHER                                  NONE
US BANCORP DEL               COM NEW          902973304      295       9,300 SH       OTHER                           9,300
VALERO ENERGY CORP NEW       COM              91913Y100    3,386     131,400 SH       OTHER                         131,400
VIACOM INC NEW               CL B             92553P201    1,334      28,100 SH       OTHER                          28,100
VOLCANO CORPORATION          NOTE 2.875% 9/0  928645AA8    2,688   2,250,000 PRN      OTHER                                  NONE
WHIRLPOOL CORP               COM              963320106      223       2,900 SH       OTHER                           2,900
WYNN RESORTS LTD             COM              983134107    4,146      33,200 SH       OTHER                          33,200
ZIMMER HLDGS INC             COM              98956P102    5,400      84,000 SH  CALL OTHER                          84,000
ZIMMER HLDGS INC             COM              98956P102   16,777     261,000 SH  PUT  OTHER                         261,000
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